Acquisitions, Divestitures and Exchanges, assets held for sale and asset exchange (Details) (USD $)	12 Months Ended			8 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Assets held for sale	Dec. 31, 2011 U.S. Cellular	Dec. 31, 2010 U.S. Cellular	Dec. 31, 2009 U.S. Cellular	Dec. 31, 2011 U.S. Cellular Spectrum exchange	Dec. 31, 2011 U.S. Cellular Businesses Expected event
Business acquisition, additional information
Operating revenues	$ 5,180,471,000	$ 4,986,829,000	$ 5,019,943,000	$ 20,700,000	$ 4,343,346,000	$ 4,177,681,000	$ 4,213,880,000
Operating income	362,502,000	296,091,000	407,844,000	14,800,000	280,780,000	201,473,000	325,525,000
Assets held for sale	49,647,000
Liabilities held for sale	1,051,000
Assets held for sale - Current assets				4,200,000
Assets held for sale - Investments				36,500,000
Assets held for sale - Property, plant and equipment				8,900,000
Proceeds from sale of business									50,000,000
Agreement date								9/23/2011	11/11/2011
Nonmonetary transactions
Gain on asset exchange								$ 11,800,000
Asset exchange, valuation method								difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered